Other Income - Summary of Other Income (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income Expense [Abstract]
Government grants	¥ 18,996	¥ 6,989	¥ 2,836